Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000222714
Average Annual Return [Line Items]
Average Annual Return, Percent	21.13%	3.23%
Without Sales Load [Member] | C000222715
Average Annual Return [Line Items]
Average Annual Return, Percent	21.37%	3.38%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	6.53%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	6.53%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.88%	3.67%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.88%	3.67%